INCENTIVES FROM LESSORS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Leases [Abstract]
INCENTIVES FROM LESSORS

The Company received $372,969 from landlords as construction contributions pursuant to agreed-upon terms of certain lease agreements during the nine months ended September 30, 2015.

Landlord construction contributions usually take the form of up-front cash reimbursements for tenant improvements. Depending on the specifics of the leased space and the lease agreement, amounts paid for structural components are recorded during the construction period as leasehold improvements and the landlord construction contributions are recorded as an incentive from lessor. The incentive from lessor is amortized over the life of the lease and netted against rent expense.

Amortization of the incentives from lessors was $13,351 and $27,401 for the three and nine months ended September 30, 2015.

The Company received $211,017 from landlords as construction contributions pursuant to agreed-upon terms of certain lease agreements as of December 31, 2014.

Landlord construction contributions usually take the form of up-front cash reimbursements for tenant improvements. Depending on the specifics of the leased space and the lease agreement, amounts paid for structural components are recorded during the construction period as leasehold improvements and the landlord construction contributions are recorded as an incentive from lessor. The incentive from lessor is amortized over the life of the lease and netted against rent expense.

Amortization of the incentives from lessors was $12,908 and $255 for the fiscal years ended December 31, 2014 and December 31, 2013, respectively.